Description of Business (Details)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 30, 2011	May 28, 2010	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Percentage of Navios Holdings ownership in Navios Logistics			63.80%
Navios Holdings economic interest in Navios Acquisition	53.70%		53.96%
Navios Holdings voting interest in Navios Acquisition	45.00%	57.30%	45.24%